Debt (Revolving credit facilities) (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 16, 2013	Feb. 28, 2017	Mar. 31, 2014	Dec. 31, 2017	Feb. 28, 2018	Sep. 30, 2017	Oct. 31, 2016	Dec. 31, 2015	Jun. 30, 2015
Asia Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity							$ 600,000,000.0	$ 575,000,000.0
Debt instrument term				5 years
Asia Revolving Credit Facility [Member] | Revolving Period [Member]
Debt Instrument [Line Items]
Debt instrument term				3 years
Spread over reference rate				1.95%
Asia Revolving Credit Facility [Member] | Term Out Period [Member]
Debt Instrument [Line Items]
Debt instrument term				2 years
Credit facility, percentage of balance to be repaid in December 2019				66.67%
Credit facility, percentage of balance to be repaid in December 2020				33.33%
Asia Revolving Credit Facility [Member] | Term Out Period [Member] | Interest Rate During First Year [Member]
Debt Instrument [Line Items]
Spread over reference rate				2.25%
Asia Revolving Credit Facility [Member] | Term Out Period [Member] | Interest Rate During Second Year [Member]
Debt Instrument [Line Items]
Spread over reference rate				2.50%
Citi Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity		$ 3,750,000,000.00	$ 2,750,000,000.00			$ 3,895,000,000.000
Debt instrument term			4 years
Spread over reference rate		1.50%	2.00%
Credit facility, maximum size of accordion feature			$ 4,000,000,000
Citi Revolving Credit Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity					$ 4,000,000,000.0
AIG Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity	$ 1,000,000,000.0			$ 200,000,000					$ 500,000,000.0
Debt instrument term	5 years
AIG Revolving Credit Facility [Member] | Interest Rate Option1 [Member]
Debt Instrument [Line Items]
Spread over reference rate				3.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option2 [Member]
Debt Instrument [Line Items]
Stated interest rate				2.75%
AIG Revolving Credit Facility [Member] | Interest Rate Option2 X [Member]
Debt Instrument [Line Items]
Spread over reference rate				0.50%
AIG Revolving Credit Facility [Member] | Interest Rate Option2 Z [Member]
Debt Instrument [Line Items]
Spread over reference rate				1.00%